Cover - shares	12 Months Ended
	Mar. 31, 2023	Jul. 27, 2023
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F/A (the “Amended Annual Report”) amends the Annual Report on Form 20-F of OKYO Pharma Limited (the “Company” or “we”) for the year ended March 31, 2023 (the “Original Form 20-F”), filed on August 15, 2023, with the Securities and Exchange Commission (the “SEC”). The only changes made to the Original Form 20-F are (i) to amend the front cover page of the Form 20-F, (ii) to amend a risk factor in Item 2, (iii) to amend Item 10 E Additional Information- Taxation- Material U.S. Federal Income Tax Considerations for U.S. Holders- U.S. Federal Income Tax Considerations for U.S. Holders- Passive Foreign Investment Company (PFIC) Rules section and (iii) revise the Exhibit Table.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--03-31
Entity File Number	001-41386
Entity Registrant Name	OKYO Pharma Limited
Entity Central Index Key	0001849296
Entity Incorporation, State or Country Code	Y7
Entity Address, Address Line One	Martello Court
Entity Address, Address Line Two	Admiral Park
Entity Address, City or Town	St. Peter Port
Entity Address, Country	GG
Entity Address, Postal Zip Code	GY1 3HB
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		25,553,274
Auditor Firm ID	2814
Auditor Name	PKF Littlejohn LLP
Auditor Location	London, England
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	107 Cheapside
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC2V 6DN
City Area Code	+44
Local Phone Number	20 7495 2379
Contact Personnel Name	Chief Financial Officer